Other non-current assets	12 Months Ended
Dec. 31, 2017
Other non-current assets [Abstract]
Other non-current assets
11. Other non-current assets

Other non-current assets consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
Prepayment for land use rights	—	101,007	15,524
Other long-term assets	46,468	55,448	8,523
Balance at the end of year	46,468	156,455	24,047

Prepayment for land use rights consist of upfront cash payments made to local land bureaus to secure land use rights under executed long-term land use rights agreements. The Group has not obtained the Certificate for Land Use Right as of the date of this report.